Related Party Transactions (Details) - USD ($)										1 Months Ended				12 Months Ended
	Mar. 11, 2024	Feb. 12, 2024	Dec. 29, 2023	Oct. 04, 2023	Jun. 30, 2023	May 15, 2023	Nov. 01, 2022	Jul. 11, 2022	Nov. 30, 2021	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Aggregate purchase price
Sponsor shares (in Shares)		1,932,000
Share holders, percentage										22.00%
Number of units issued (in Shares)		115,000
Business combination period														30 days
Gross settlement	$ 295,000
Legal fees	88,500
Administrative service fees														$ 141,600	2,400
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination period														180 days
Promissory Note — Related Party [Member]
Related Party Transactions [Line Items]
Unsecured promissory note				$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Promissory outstanding										$ 557,781				$ 627,781	$ 557,781
Net lawsuit settlement amount	$ 206,500
Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)										32,200
Founder Shares [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)											943,000	2,875,000
Founder Shares [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)											1,932,000	2,875,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor shares (in Shares)										1,964,200
Administrative Service Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month														$ 12,000
Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)															9,357,000
Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares were forfeited (in Shares)		32,200
Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares were forfeited (in Shares)		32,200
Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate shares (in Shares)													5,750,000
Aggregate purchase price													$ 25,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Number of units issued (in Shares)		115,000	800,000											800,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares were forfeited (in Shares)										32,200